SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings (loss) per share (Details)						12 Months Ended
		Aug. 18, 2026	Jul. 01, 2026	May 01, 2024	Jan. 13, 2021	Jun. 30, 2026 CNY (¥) ¥ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2024 CNY (¥) ¥ / shares shares		Jun. 30, 2026 USD ($)
Numerator:
Net loss attributable to Recon Technology, Ltd						¥ (29,660,048)		$ (4,371,351)	¥ (42,588,554)		¥ (49,871,259)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	[1]					111,286		111,286	45,492		25,262
Outstanding options/warrants						¥ 240			¥ 240		¥ 262		$ 240
Weighted-average number of ordinary shares outstanding - diluted	[1]					111,286		111,286	45,492		25,262
Loss per share - basic | (per share)						¥ (266.52)	[1]	$ (39.28)	¥ (936.18)	[1]	¥ (1,974.16)	[1]
Loss per share - diluted | (per share)						¥ (266.52)	[1]	$ (39.28)	¥ (936.18)	[1]	¥ (1,974.16)	[1]
Reverse stock split		0.005		0.056	0.2
Subsequent event
Denominator:
Reverse stock split		0.005
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic						105,730		105,730	40,240		23,290
Reverse stock split			0.005	0.056
Class B common stock convertible conversion ratio				0.056
Class A ordinary shares | Subsequent event
Denominator:
Reverse stock split		0.005
Class B common stock convertible conversion ratio		0.000278
Class B Ordinary Shares (used for EPS calculation)
Denominator:
Weighted-average number of ordinary shares outstanding - basic						5,556		5,556	5,252		1,972

[1]	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024 and 1-for-200 reverse stock split on August 18, 2026.